Investment Risks - Port Street Quality Growth Fund	Jul. 29, 2025
General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser and Sub-Adviser cannot successfully implement the Fund’s investment strategies.
Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. The Fund’s allocation among various asset classes and investments may not produce the desired results.
Cash/Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash/Cash Equivalents Risk. A substantial cash/cash equivalent position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Multiple Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]	Multiple Manager Risk. A manager of managers structure depends on the skill of the Adviser in selecting, overseeing, and allocating Fund assets to the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary. Sub-Advisers make investment decisions independently of one another, and may make decisions that conflict with each other. Moreover, a manager of managers structure may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. The Fund could experience overlapping or offsetting securities transactions, which may lead to higher transaction expenses.
Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Growth-Style Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth-Style Investing Risk. Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.
Limited Holdings Risks Member
Prospectus [Line Items]
Risk [Text Block]	Limited Holdings Risk. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.
Large Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Cap Company Risk. The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.
Mid Cap And Small Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid Cap and Small Cap Companies Risk. The mid cap and small cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies. Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.
Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.
Epidemic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Investment advisers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber-attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.